Reconciliation of Previously Reported Amounts to Restated Financial Statements - Consolidated Statement of Operations (Details) - USD ($) $ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017	Apr. 01, 2016
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Costs of services (excludes depreciation and amortization and restructuring costs)		$ 16,317		$ 5,549	$ 5,160
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)	[1]	1,890	[2]	1,282	1,058
Other income, net	[1]	(593)	[2]	(17)	17
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Costs of services (excludes depreciation and amortization and restructuring costs)		17,944		5,545	5,185
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)		2,010		1,279	1,059
Other income, net		(82)		(10)	(9)
Discontinued Operations [Member] | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Costs of services (excludes depreciation and amortization and restructuring costs)		(2,104)
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)		(152)
Other income, net		(2)
Accounting Standards Update 2017-07 | Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Costs of services (excludes depreciation and amortization and restructuring costs)		477		4	(25)
Selling, general and administrative (excludes depreciation and amortization and restructuring costs)		32		3	(1)
Other income, net		$ (509)		$ (7)	$ 26

[1]	Fiscal 2016 through fiscal 2018 have been adjusted to give effect to the retrospective adoption of ASU 2017-07 during the first quarter of fiscal 2019.
[2]	Fiscal 2018 financial results have been adjusted to present the results of USPS as discontinued operations as a result of the divestiture of USPS during the first quarter of fiscal 2019.